INTANGIBLE ASSETS, NET - Impairment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Estimated amortization expense relating to existing intangible assets
2024	¥ 26,517			$ 3,735
2025	20,317			2,862
2026	20,284			2,856
2027	15,436			2,174
2028	10,619			1,496
Estimated amortization expense in the next five years	93,173			$ 13,123
Impairment losses on intangible assets	¥ 0	¥ 0	¥ 0